Goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Opening balance	$ 1,663,120	$ 1,663,385
Foreign exchange movements	(144)	(265)
Goodwill	$ 1,662,976	$ 1,663,120